Shareholders' equity (Schedule of Status of RSU) (Details) - RSUs	12 Months Ended
Dec. 31, 2023 $ / shares shares
Number of RSUs
Outstanding at the beginning of the year | shares	1,136,128
Granted | shares	1,206,151
Vested | shares	(595,882)
Forfeited | shares	(269,579)
Outstanding at the end of the year | shares	1,476,818
Weighted-average grant date fair value
Outstanding at the beginning of the year | $ / shares	$ 96.49
Granted | $ / shares	35.8
Vested | $ / shares	79.38
Forfeited | $ / shares	75.33
Outstanding at the end of the year | $ / shares	$ 57.76